Subsequent Events (Details Narrative) - Series D Preferred Stock [Member] - shares		1 Months Ended
	Jul. 07, 2015	Jul. 16, 2015
Preferred stock conversion	1,656	5,000
Common stock issued upon preferred conversion	165,600	500,000